Note 33 - Financial Instruments and Risk Management - Non-derivative Financial Liabilities Liquidity Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Loan note payable, carrying amount	$ 7,112	$ 7,104
Present value of lease liabilities	208	313	$ 465
Lease liabilities, carrying amount	208	313	$ 465
Liquidity risk [member]
Statement Line Items [Line Items]
Trade and other payables, carrying amount	10,977	11,430
Trade and other payables	10,977	11,430
Loan note payable, carrying amount	7,112	7,104
Loan note payable	8,663	7,723
Present value of lease liabilities	208	313
Lease liabilities	217	342
Overdraft and term loans, carrying amount	17,740	5,239
Overdraft and term loans	17,740	5,239
Carrying amount	36,037	24,086
Non-derivative financial liabilities, undiscounted cash flows	37,597	24,734
Trade and other payables, carrying amount	10,977	11,430
Trade and other payables	10,977	11,430
Lease liabilities, carrying amount	208	313
Lease liabilities	217	342
Liquidity risk [member] | Not later than one year [member]
Statement Line Items [Line Items]
Trade and other payables	10,977	11,430
Loan note payable	665	7,723
Lease liabilities	175	152
Overdraft and term loans	17,740	5,239
Non-derivative financial liabilities, undiscounted cash flows	29,557	24,544
Trade and other payables	10,977	11,430
Lease liabilities	$ 175	$ 152